Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8: RELATED PARTY TRANSACTIONS

During 2017, Mr. Remillard made certain advances to the Company totaling $7,990 to be used for operating expenses. As of December 31, 2017, $7,990 was included in due from related party for those advances.